Interest in Master Trust - Schedule of Net Investment Gain (Details) - EBP 006 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investment income and expenses:
Net appreciation in fair value of plan identified investments held by master trust	$ 170,510,662
Net investment income	252,539,573
Commingled Funds
Investment income and expenses:
Dividends	11,144,144
Interest	16,703,838
Expenses	(771,552)
Net investment income	465,553,496
Commingled Funds | Marsh & McLennan Agency 401(k) Savings & Investment Plan
Investment income and expenses:
Net investment income	79,523,502
Commingled Funds | Marsh Plan
Investment income and expenses:
Net investment income	386,029,994
Marsh common stock at fair value
Investment income and expenses:
Net appreciation in fair value of plan identified investments held by master trust	(82,925,232)
Dividends	976,782	$ 920,850
Common collective trusts at fair value
Investment income and expenses:
Net appreciation in fair value of plan identified investments held by master trust	$ 521,402,298